Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes is attributable to the following geographic locations:
Germany	$ 234,336	$ 263,651	$ 344,267
United States	1,254,690	1,356,094	1,122,800
Other	358,609	312,368	311,292
Income before income taxes	1,847,635	1,932,113	1,778,359
Current:
Germany	81,117	52,862	67,484
United States	387,017	342,250	278,634
Other	116,186	139,136	106,087
Total income tax expense current	584,320	534,248	452,205
Deferred:
Germany	(33,106)	10,478	14,565
United States	47,298	98,200	139,282
Other	(6,500)	(37,790)	(4,955)
Total income tax expense deferred	7,692	70,888	148,892
Income tax expense	592,012	605,136	601,097
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	28.46%	28.71%	29.13%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	8,789	5,847
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	9,731	9,434
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	20,093	28,470
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	305,664	318,827
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	141,727	107,595
Derivatives	2,169	4,856
Stock-based compensation expense	22,710	24,758
Other	13,632	13,136
Total deferred tax assets	622,473	636,286
Less: valuation allowance [N]	(48,563)	(44,191)
Net deferred tax assets	573,910	592,095
Pensions	97,958	123,363
Deferred tax liabilities:
Accounts receivable	43,031	17,036
Inventory, primarily due to inventory reserve accounts for tax purposes	12,264	11,847
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	17,197	21,651
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	776,254	748,271
Other	117,255	128,403
Total deferred tax liabilities	968,275	929,410
Net deferred tax assets (liabilities)	(394,365)	(337,315)
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years		12,853
Unrecognized tax benefits (net of interest)
Beginning balance	225,198	223,829	405,900
Increases in unrecognized tax benefits prior periods	25,260	13,232	24,046
Decreases in unrecognized tax benefits prior periods	(11,445)	(5,913)	(24,897)
Increases in unrecognized tax benefits current period	10,062	17,903	16,157
Changes related to settlements with tax authorities	(52,325)	(14,763)	(208,484)
Reductions as a result of a lapse of the statute of limitations	0	0	(3,100)
Foreign currency translation	3,174	(9,090)	14,207
Ending balance	199,924	225,198	223,829
Unrecognized tax benefits which would affect the effective tax rate if recognized		162,010
Amount of potential reduction of unrecognized tax benefits		205,781
Valuation Allowance [Line Items]
Valuation allowance increase	8,619	8,302
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	506,682
Income Tax Examination [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority		37,000
Interest and penalties recognized		2,525
Accrual for tax related interest and penalties		60,705
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	38,550
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	38,134
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	54,139
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	55,956
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	50,907
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	39,707
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	33,619
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	34,042
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	34,046
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	34,676
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 92,906